Prepayment and other current assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Prepayment and other current assets, net
Deductible VAT	¥ 1,625	¥ 1,211
Deposits	7,984	7,640
Receivables due from third-party online payment platforms	1,197	6,533
Staff advances	1,336	1,306
Prepaid promotion expenses	40,295	49,614
Receivable from borrowers for the guarantee payment to commercial bank	14,857	10,208
Others	11,295	6,646
Less: provisions for prepayment and other current assets	(31,733)	(22,698)
Total prepayment and other current assets, net	46,856	60,460		$ 6,794
Provisions for prepayment and other current assets	¥ 9,035	¥ 6,125	¥ 16,573